Inventories	12 Months Ended
Mar. 31, 2012
Inventories
3.	Inventories

Inventories are comprised of the following:

	Yen in millions
	March 31
	2011	2012
Finished products	529,666	498,430
Work in process	70,969	88,236
Raw materials, purchased components and supplies	103,408	120,386

	704,043	707,052